Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [abstract]
Accrued interest receivable	$ 502	$ 488
Accrued interest payable	913	862
Over-collateralized on OTC derivative assets	20	507
Over-collateralized on OTC derivative liabilities	1,420	1,528
Over-collateralized on securities lending and reverse purchase agreements	424	63
Over-collateralized on repurchase agreements	$ 0	$ 0